Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment

Premises and equipment consist of the following at December 31:

	2014	2013

Land	$3,503,158	$3,517,357
Buildings	24,474,735	24,043,754
Equipment and fixtures	11,587,517	10,640,246
Construction in progress	513,324	7,893
	40,078,734	38,209,250
Accumulated depreciation	(19,696,666)	(18,428,804)
Net book value	$20,382,068	$19,780,446

Depreciation expense was $1,387,205, $1,482,810 and $1,461,326 in 2014, 2013 and 2012, respectively.